CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Class A Common Stock Common Stock	Class A Common Stock	Class B Common Stock Common Stock	Class B Common Stock	Common Units	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest	Total
Balance at the beginning at Dec. 31, 2018					$ 3	$ 222,928	$ (144,312)		$ 78,619
Balance at beginning (in shares) at Dec. 31, 2018					27,549,660
Dividends							(297)		(297)
Share-based compensation plans and related activity						156			156
Share-based compensation plans and related activity (in shares)					141,219
Net loss							(7,567)		(7,567)
Balance at the end at Dec. 31, 2019					$ 3	223,084	(152,176)		70,911
Balance at the end (in shares) at Dec. 31, 2019					27,690,879
Dividends							53		53
Share-based compensation plans and related activity						1			1
Share-based compensation plans and related activity (in shares)					108,869
Net loss							(69,503)		(69,503)
Balance at the end at Dec. 31, 2020					$ 3	223,085	(221,626)		1,462
Balance at the end (in shares) at Dec. 31, 2020					27,799,748
Share-based compensation plans and related activity						566			566
Share-based compensation plans and related activity (in shares)					3,193,549
Net loss							(27,195)		(27,195)
Balance at the end at Mar. 31, 2021					$ 3	223,651	(248,821)		(25,167)
Balance at the end (in shares) at Mar. 31, 2021					30,993,297
Balance at the beginning at Dec. 31, 2020					$ 3	223,085	(221,626)		1,462
Balance at beginning (in shares) at Dec. 31, 2020					27,799,748
Related party tax payable settlement						15,777			15,777
Shares of Redwood RSUs withheld to satisfy withholding tax obligations						(611)			(611)
Stock-based compensation plans and related activity prior to the reverse recapitalization						862			862
Business Combination (Note 3)	$ 1		$ 3		$ (3)	63,027	1,461	$ (5,306)	59,183
Business Combination (Note 3) (shares)	12,618,516		32,770,000		(27,799,748)
Stock-based compensation post reverse recapitalization						315		817	1,132
Net loss							(112,789)	(27,967)	(140,756)
Balance at the end at Dec. 31, 2021	$ 1		$ 3			302,455	(332,954)	(32,456)	(62,951)
Balance at the end (in shares) at Dec. 31, 2021	12,618,516	12,618,516	32,770,000	32,770,000
Share-based compensation plans and related activity						503		1,305	1,808
Net loss							(1,444)	(39,430)	(40,874)
Balance at the end at Mar. 31, 2022	$ 1		$ 3			$ 302,958	$ (334,398)	$ (70,581)	$ (102,017)
Balance at the end (in shares) at Mar. 31, 2022	12,618,516	12,618,516	32,770,000	32,770,000